Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and accrued revenues
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2019	Dec 31, 2018
Interest income accrued	2,747	2,643
Prepaid expenses and other accrued revenues	0	14
Total	2,747	2,657